Segmented Information	3 Months Ended
Jan. 31, 2026
Segmented Information [Abstract]
Segmented Information
13.	Segmented Information
As of January 31, 2026, the Company has one operating segment, being the research and development of novel psychedelic medicine, which takes place primarily in Israel.